Intangible Assets (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Future Amortization of Intangible Assets	Future amortization of intangible assets is as follows:
2021	$18,750
2022	25,000
2023	25,000
2024	25,000
Total	$93,750
Future amortization of intangible assets is as follows:
2021	$25,000
2022	25,000
2023	25,000
2024	25,000
Total	$100,000